Property, Plant and Equipment - Schedule of property, plant and equipment (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jul. 31, 2022	Jul. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		$ 393,902	$ 285,366
Impairments	$ 87,412	215,003	20,230
Property, plant and equipment at end of period		285,866	393,902
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		515,011	365,916
Business acquisitions		135,527	129,074
Additions		27,612	20,814
Disposals, property, plant and equipment		(29,764)	(1,121)
Transfers		(6,843)	328
Held for sale		(25,221)
Loss of control		(113,546)
Property, plant and equipment at end of period		502,776	515,011
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		121,109	80,550
Depreciation		31,143	21,774
Disposals, property, plant and equipment		(21,670)	(964)
Transfers		(10,586)	(481)
Impairments		208,565	20,230
Held for sale		(4,940)
Loss of control		(106,711)
Property, plant and equipment at end of period		216,910	121,109
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		2,449	1,349
Property, plant and equipment at end of period		9,093	2,449
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		2,756	1,656
Business acquisitions		8,941	1,100
Additions		61	0
Disposals, property, plant and equipment		0	0
Transfers		(307)	0
Held for sale		(1,766)
Loss of control		(592)
Property, plant and equipment at end of period		9,093	2,756
Land | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		307	307
Depreciation		0	0
Disposals, property, plant and equipment		0	0
Transfers		(307)	0
Impairments		462	0
Held for sale		0
Loss of control		(462)
Property, plant and equipment at end of period		0	307
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		244,159	151,237
Property, plant and equipment at end of period		187,366	244,159
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		265,902	164,949
Business acquisitions		59,856	95,788
Additions		602	1,213
Disposals, property, plant and equipment		(971)	1
Transfers		(523)	3,951
Held for sale		(11,967)
Loss of control		(84,865)
Property, plant and equipment at end of period		228,034	265,902
Buildings | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		21,743	13,712
Depreciation		11,143	7,981
Disposals, property, plant and equipment		0	0
Transfers		(329)	(110)
Impairments		89,581	160
Held for sale		(1,868)
Loss of control		(79,602)
Property, plant and equipment at end of period		40,668	21,743
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		38,900	23,430
Property, plant and equipment at end of period		759	38,900
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		42,151	24,439
Business acquisitions		545	0
Additions		(36)	63
Disposals, property, plant and equipment		(587)	0
Transfers		546	17,649
Held for sale		0
Loss of control		0
Property, plant and equipment at end of period		42,619	42,151
Leasehold improvements | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		3,251	1,009
Depreciation		2,028	2,173
Disposals, property, plant and equipment		(498)	0
Transfers		(5)	(16)
Impairments		37,084	85
Held for sale		0
Loss of control		0
Property, plant and equipment at end of period		41,860	3,251
Cultivation and production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		26,854	24,770
Property, plant and equipment at end of period		75,312	26,854
Cultivation and production equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		42,716	33,461
Business acquisitions		58,063	6,154
Additions		15,511	2,284
Disposals, property, plant and equipment		(3,946)	(67)
Transfers		(2,106)	884
Held for sale		(7,944)
Loss of control		(8,428)
Property, plant and equipment at end of period		93,866	42,716
Cultivation and production equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		15,862	8,691
Depreciation		11,931	5,145
Disposals, property, plant and equipment		(260)	0
Transfers		(4,328)	(78)
Impairments		11,470	2,104
Held for sale		(2,188)
Loss of control		(13,933)
Property, plant and equipment at end of period		18,554	15,862
Furniture, computers, vehicles and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		20,977	14,730
Property, plant and equipment at end of period		1,622	20,977
Furniture, computers, vehicles and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		29,131	18,871
Business acquisitions		2,053	8,578
Additions		141	294
Disposals, property, plant and equipment		(3,577)	0
Transfers		(3,070)	1,388
Held for sale		(3,151)
Loss of control		(3,013)
Property, plant and equipment at end of period		18,514	29,131
Furniture, computers, vehicles and equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		8,154	4,141
Depreciation		4,245	4,229
Disposals, property, plant and equipment		(612)	0
Transfers		138	(277)
Impairments		5,698	61
Held for sale		(884)
Loss of control		153
Property, plant and equipment at end of period		16,892	8,154
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		42,956	49,145
Property, plant and equipment at end of period		9,594	42,956
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		91,946	98,135
Business acquisitions		4,076	395
Additions		11,333	16,960
Disposals, property, plant and equipment		(223)	0
Transfers		(1,033)	(23,544)
Held for sale		(393)
Loss of control		411
Property, plant and equipment at end of period		106,117	91,946
Construction in progress | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		48,990	48,990
Depreciation		0	0
Disposals, property, plant and equipment		0	0
Transfers		(5,405)	0
Impairments		48,746	0
Held for sale		0
Loss of control		4,192
Property, plant and equipment at end of period		96,523	48,990
Right-of-Use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		17,607	20,705
Property, plant and equipment at end of period		2,120	17,607
Right-of-Use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		40,409	24,405
Business acquisitions		1,993	17,059
Additions		0	0
Disposals, property, plant and equipment		(20,460)	(1,055)
Transfers		(350)	0
Held for sale		0
Loss of control		(17,059)
Property, plant and equipment at end of period		4,533	40,409
Right-of-Use assets | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period		22,802	3,700
Depreciation		1,796	2,246
Disposals, property, plant and equipment		(20,300)	(964)
Transfers		(350)	0
Impairments		15,524	17,820
Held for sale		0
Loss of control		(17,059)
Property, plant and equipment at end of period		$ (2,413)	$ 22,802